Disclosure of detailed information about cash flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Accounts receivable	$ 7,303	$ (8,520)
Inventories	(3,304)	884
Prepaid expenses	(793)	126
Accounts payable and accrued liabilities	421	963
Income taxes payable	865	(1,446)
Net changes in non-cash working capital	4,492	(7,993)
Reclamation included in mineral property, plant and equipment	63	50
Fair value of exercised options allocated to share capital	131	65
Fair value of performance share units allocated to share capital	0	439
Fair value of shares issued on property acquisition	0	500
Income taxes paid	3,449	8,015
Special mining duty paid	$ 1,012	$ 2,020